Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 20,814	$ 19,438
Accumulated other comprehensive loss – pension plan	3,015	14,611
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross	16,057	0
Intangible assets	673	697
Deferred compensation	3,611	3,750
OREO devaluations	5,287	4,855
Partnership adjustments	3,793	3,329
Other	3,705	2,973
Total deferred tax assets	56,955	49,653
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	0	5,178
Deferred investment income	10,199	10,199
Pension plan	25,261	25,517
Mortgage servicing rights	3,154	2,717
Other	850	646
Total deferred tax liabilities	39,464	44,257
Net deferred tax assets	$ 17,491	$ 5,396